Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 238,083,041	$ 252,003,880
Available-for-sale Securities, Gross Unrealized Gains	3,695,977	4,816,282
Available-for-sale Securities, Gross Unrealized Losses	2,046,592	2,073,716
Available-for-sale securities, Estimated Fair Value	239,732,426	254,746,446
Held-to-Maturity, Amortized Cost	7,092,120	8,192,741
Held-to-maturity Securities, Gross Unrealized Gains	1,455,712	1,801,075
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	8,547,832	9,993,816
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	19,479,107	27,225,335
Available-for-sale Securities, Gross Unrealized Gains	144,408	199,851
Available-for-sale Securities, Gross Unrealized Losses	12,565	53,550
Available-for-sale securities, Estimated Fair Value	19,610,950	27,371,636
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	95,631,123	101,873,361
Available-for-sale Securities, Gross Unrealized Gains	2,361,599	2,896,657
Available-for-sale Securities, Gross Unrealized Losses	103,391	187,598
Available-for-sale securities, Estimated Fair Value	97,889,331	104,582,420
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-maturity Securities, Gross Unrealized Gains	1,440,000	1,780,200
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	7,440,000	7,780,200
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	98,222,658	91,697,199
Available-for-sale Securities, Gross Unrealized Gains	1,127,562	1,579,218
Available-for-sale Securities, Gross Unrealized Losses	425,100	240,805
Available-for-sale securities, Estimated Fair Value	98,925,120	93,035,612
Held-to-Maturity, Amortized Cost	1,092,120	2,192,741
Held-to-maturity Securities, Gross Unrealized Gains	15,712	20,875
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	1,107,832	2,213,616
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	23,494,670	29,952,502
Available-for-sale Securities, Gross Unrealized Gains	62,408	140,556
Available-for-sale Securities, Gross Unrealized Losses	1,210,996	1,307,782
Available-for-sale securities, Estimated Fair Value	22,346,082	28,785,276
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	294,540	283,981
Available-for-sale securities, Estimated Fair Value	$ 960,943	$ 971,502